RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTIES
RELATED PARTIES
In connection with the Merger, the Company and K2M entered into a management agreement with the major stockholder of the Company. Under the terms of the agreement as amended, the Company incurred fees to the stockholder of $513 and $373 for the nine months ended September 30, 2013 and 2014, respectively. The Company records such costs in general and administrative expense in its consolidated statements of operations. The management agreement was terminated in May 2014 following the Company's IPO.
In connection with the IPO, certain stockholders of the Company granted the underwriters an option to purchase from such selling shareholders additional shares of common stock at the public offering price, less underwriting discounts.   On June 10, 2014, the underwriters exercised this option and purchase 1,000,000 shares of common stock from selling shareholders at a price of $15 per share before underwriting discounts.  The Company received no proceeds from the sale of these shares.

RELATED PARTIES
In connection with the Transaction, the Company and K2M entered into a management agreement with the major stockholder of the Company whereby the Company agreed to pay the major stockholder $75 per quarter for management services over a period of five years. The fee was increased to $125 per quarter effective with the quarter ended March 31, 2011 and increased to $263 per quarter effective with the quarter ended September 30, 2013. The Company records the quarterly payments in general and administrative expense in its consolidated statements of operations. The Company incurred $500, $500 and $775 during the years ended December 31, 2011, 2012 and 2013, respectively, under this agreement.